OPERATIONS (Details) R$ / shares in Units, home in Millions						12 Months Ended
	Dec. 08, 2021	Jun. 07, 2021	Dec. 01, 2020 BRL (R$) item	Nov. 01, 2020 BRL (R$)	Sep. 14, 2020 BRL (R$) item	Dec. 31, 2021 BRL (R$) item home R$ / shares shares	Dec. 31, 2020 item	Oct. 28, 2020 BRL (R$)	Sep. 09, 2020 BRL (R$)
OPERATIONS
Periodicity of payment of fee payable in an service concession agreement term						2 years
Agreement term						20 years
Percentage of service concession fees based on prior year STFC revenue						2.00%
Periodicity of payment for the usage of frequencies associated with SMP after the first renewal of these agreements						2 years
Percentage of service concession fees based on prior year SMP revenues						2.00%
Percentage of service concession fees based on prior year SMP revenues in fifteen year of agreement term						1.00%
Agreement extension term						15 years
Settlement for authorization through payment as a percent of amount due						10.00%
Settlement for authorization through investment as a percent of amount due						90.00%
Number of quotas issued | item						26,000
Initial Unit Face Value Of Quotas						R$ 1,000,000.00
Bid amount offered						R$ 26,000,000
Fifth generation technology, authorizations validity (in years)	20 years	180 days
FiBrasil Infraestrutura e Fibra tica SA ("FiBrasil")
OPERATIONS
Number of homes serviced by FTTH | home						1.6
Number of homes to be serviced as per business plan | home						5.5
Period to achieve the aim as per business plan						4 years
Number of homes covered with FTTH technology | home						16.3
Number of homes to be covered with FTTH technology by 2024 as per growth strategy | home						24.0
Number of shares held by the Company | shares						100
Share price | R$ / shares						R$ 100.00
CloudCo Brasil
OPERATIONS
Number of shares held by the Company | shares						100
Share price | R$ / shares						R$ 100.00
IoTco Brasil
OPERATIONS
Number of shares held by the Company | shares						100
Share price | R$ / shares						R$ 100.00
Telefnica
OPERATIONS
Percentage of ownership interest held						73.58%	73.58%
Vivo Money Credit Rights Investment Fund ("Vivo Money") | Junior Subordinated Quotas
OPERATIONS
Number of quotas issued | item			2,000		2,000	30,000	4,000
Initial Unit Face Value Of Quotas			R$ 1,000.00		R$ 1,000.00	R$ 1,000.00
Contribution made by the company			R$ 2,000
Telefonica Ciberseguranca e Tecnologia do Brasil Ltda
OPERATIONS
Total consideration for acquisition									R$ 10,000.00
Net worth									R$ 500.00
Capital contribution made								R$ 7,000,000
Other tangible or intangible assets transferred				R$ 19,008,000
Telefonica Cibersegurana e Tecnologia do Brasil Ltda, discontinued operations
OPERATIONS
Proceeds from disposal of shares				116,411,000
Net gain on disposal of shares				R$ 39,521,000